Accounting policies (Schedule of Changes in Financial Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Balance, beginning	$ 2
Change In Financia lLiabilities Change In Fair Value Of Warrant Derivative Liability	(2)
Issuance of convertible notes	1,149
Fair value loss on issuance of convertible notes	1,019
Interest expenses on convertible notes	56
Change in fair value of convertible notes	21
Conversion of convertible notes	(76)
Balance, ending	$ 2,169